SHORT-TERM CONVERTIBLE DEBT (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Debt Disclosure [Abstract]
Schedule of short term convertible debt

The components of the Company’s debt as of October 31, 2021 and January 31, 2021 were as follows:

	Interest	Default Interest	Conversion	Outstanding Principal at
Maturity Date	Rate	Rate	Price	October 31, 2021	January 31, 2021
Nov 4, 2013(a)	12%	12%	$1,800,000	$100,000	$100,000
Jan 31, 2014(a)	12%	18%	$2,400,000	16,000	16,000
July 31, 2013(a)	12%	12%	$1,440,000	5,000	5,000
Jan 31, 2014(a)	12%	12%	$2,400,000	30,000	30,000
Oct. 12, 2021	12%	16%	(1)	—	230,000
Nov. 16, 2021	12%	16%	(1)	—	100,000
Nov. 23, 2021	12%	16%	(1)	33,000	165,000
July 7, 2022	12%	16%	(2)	231,000	—
July 12, 2022	12%	16%	$2.00	355,000	—
July 23, 2022	10%	22%	(2)	179,300	—
Sub-total				949,300	646,000
Debt Discount				(354,526)	(309,317)
				$594,774	$336,683

____________________

(a)	In default
(1)	Closing bid price on the day preceding the conversion date.
(2)	Closing bid price on the day preceding the conversion date in the event of default.

The components of the Company’s convertible debt as of January 31, 2021 and 2020 were as follows:

	Interest	Default Interest	Conversion	Outstanding Principal at
Maturity Date	Rate	Rate	Price	January 31, 2021	January 31, 2020
Nov 4, 2013*	12%	12%	$1,800,000	$100,000	$100,000
Jan 31, 2014*	12%	18%	$2,400,000	16,000	16,000
Apr 24, 2020*(ii) Y	12%	24%	(3)	—	69,730
July 31, 2013*	12%	12%	$1,440,000	5,000	5,000
Jan 31, 2014*	12%	12%	$2,400,000	30,000	30,000
Dec 24, 2015*(v)	8%	24%	(1)	—	5,000
Feb 3, 2017*(ii)(iv) Y	8%	24%	(4)	—	2,500
Mar 3, 2017*(ii)(iv)	8%	24%	(5)	—	—
Mar 3, 2017*(ii)(iv) Y	8%	24%	(5)	—	33,000
Mar 24, 2017*(ii)(iv) Y	8%	24%	(5)	—	27,500
Apr 24, 2020*(ii)(iv)(vi) Y	12%	24%	(3)	—	517,787
July 8, 2015*(v)	8%	24%	(1)	—	5,500
Apr 24, 2020(ii)(iv)(vi)X	8%	24%	(3)	—	4,500
Apr 24, 2020 X	8%	24%	(3)	—	23,297
Apr 24, 2020 X	8%	24%	(3)	—	7,703
Apr 24, 2020 X	8%	24%	(3)	—	26,500
July 19, 2016*(v)	8%	24%	(1)	—	5,000
Mar 23, 2019*(ii)(iv)(vi)X	15%	24%	(3)	—	4,444
Feb 20, 2019*(ix)X	10%	10%	(6)	—	343,047
Jun 6, 2019*(viii)X	12%	18%	(7)	—	43,577
Oct 24, 2019*(ii)(iv) Y	8%	24%	(5)	—	45,595
Nov 14, 2019*(ii)(iv) Y	8%	24%	(5)	—	86,625
Dec 14, 2019*(ii)(iv) Y	8%	24%	(5)	—	143,000
Dec 28, 2019*(i)(iv)(vi) Y	12%	18%	(6)	—	133,333
Jan 9, 2020*(ii)(iv) Y	8%	24%	(2)	—	68,750
March 1, 2020*(x)Z	10%	15%	(8)	—	40,939
March 14, 2020(iv)(vi)X	15%	24%	(9)	—	44,967
April 3, 2020*(iv) Y	8%	24%	(2)	—	172,148
April 12, 2020*(xi) Y	10%	24%	(3)	—	185,130
May 13, 2020(iv)(vi)X	15%	24%	(9)	—	55,000
May 14, 2020*(iv)(vi) Y	8%	24%	(2)	—	52,500
May 24, 2020(iv)(vi)X	15%	24%	(9)	—	40,000
June 11, 2020(iv)(vi)X	15%	24%	(9)	—	85,000
June 26, 2020*(iv)(vi) Y	15%	24%	(9)	—	76,000
July 11, 2020(iv)(vii)X	15%	24%	(9)	—	60,000
Aug 29, 2020(iv)(vii)X	15%	24%	(9)	—	45,000
Sep 16, 2020(iv)(vii)X	15%	24%	(9)	—	34,000
Sep 27, 2020(iv)(vii)X	15%	24%	(9)	—	34,000
Oct 24, 2020(iv)(vii)X	15%	24%	(9)	—	122,000
Nov 7, 2020(iv)(vii)X	15%	24%	(10)	—	42,000
Nov 22, 2020(ii)(iv)(vi) Y	8%	24%	(2)	—	55,000
Dec 10, 2020(iv)(vii)X	15%	24%	(9)	—	55,000
Dec 23, 2020(ii)(iv)(vi) Y	8%	24%	(2)	—	30,000
Oct. 12, 2021	12%	16%	(11)	230,000	—
Nov.16, 2021	12%	16%	(11)	100,000	—
Nov.23, 2021	12%	16%	(11)	165,000	—
Sub-total				646,000	2,976,072
Debt Discount				(309,317)	(689,176)
				$336,683	$2,286,896

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(1)	52% of the lowest trading price for the fifteen trading days prior to conversion day.
(2)	50% of the lowest trading price for the fifteen trading days prior to conversion day.
(3)	50% of the lowest trading price for the twenty trading days prior to conversion day.
(4)	50% of the lowest trading price for the fifteen trading days prior to conversion day, but not higher than $0.001.
(5)	50% of the lowest trading price for the fifteen trading days prior to conversion day, but not higher than $0.005.
(6)	60% of the lowest trading price for the twenty trading days prior to conversion day.
(7)	52% of the lowest trading price for the twenty trading days prior to conversion day.
(8)	55% of the lowest trading price for the twenty-five trading days prior to conversion day.
(9)	50% of the lowest bid price for the twenty-five trading days prior to conversion day.
(10)	45% of the lowest bid price for the fifteen trading days prior to conversion day.
(11)	closing bid price on the day preceding the conversion date.

* In default.

X On February 26, 2020 the Company exchanged convertible and short term notes and accrued interest for 250 Class C shares (transaction described further below).

Y On August 28, 2020 the Company exchanged convertible notes and accrued interest for a $ 1,200,000 promissory note with a 2 year maturity bearing interest at 12%, 950,000 warrants with a 3 year maturity and an exercise price of $0.40 and 150 Class C preferred shares (transaction described further below).

Z On August 25,2020 the Company settled a convertible note with principal of $ 40,938 for a $14,329 cash payment.  On September 14, 2020 the Company settled $20,111 in accrued interest and default interest related to this note for a cash payment of $52,446 (transaction described further below).

(i) If the Company fails to maintain its status as “DTC Eligible” for any reason, or, if the effective Conversion Price as calculated in Section 4(a) is less than $0.0001 at any time (regardless of whether or not a Conversion Notice has been submitted to the Company), the Principal Amount of the Note shall increase by ten thousand dollars ($10,000) (under Holder’s and Company’s expectation that any Principal Amount increase will tack back to the Issuance Date). In addition, the Conversion Price shall be permanently redefined to equal the lesser of (a) $0.00001 or (b) 50% of the lowest traded price during the twenty five (25) consecutive Trading Days immediately preceding the applicable Conversion Date on which the Holder elects to convert all or part of this Note, subject to adjustment as provided in this Note. If at any time while this Note is outstanding, an Event of Default (as defined herein) occurs, then an additional discount of 15% shall be factored into the Variable Conversion Price until this Note is no longer outstanding (resulting in a discount rate of 65% assuming no other adjustments are triggered hereunder). These above contingencies have not occurred.

(ii) In the event the Company experiences a DTC ” Chill” on its shares, the conversion price shall be decreased to 40% instead of 50% while that “Chill” is in effect. If the Company fails to maintain the share reserve at the 4x discount of the note 60 days after the issuance of the note, the conversion discount shall be increased by 10%.

(iii) The share purchase agreements ancillary to the convertible note agreements do not allow the lender to engage in short sales.

(iv) If the Company becomes delinquent or continues its delinquency in its periodic filings with the SEC after the 6-months anniversary of the note, then the holder is entitled to use the lowest closing bid price during the delinquency period as a base price for the conversion.

(v) In the event the Company experiences a DTC ” Chill” on its shares, the conversion price shall be decreased to 42% instead of 52% while that “Chill” is in effect.

(vi) If the Company fails to maintain the share reserve at the 4x discount of the note 60 days after the issuance of the note, the conversion discount shall be increased by 10%.

(vii) If the Company fails to maintain the share reserve at the 3x discount of the note 60 days after the issuance of the note, the conversion discount shall be increased by 10%.

(viii) If at any time while this Note is outstanding, an event of default occurs, then an additional discount of 15% shall be factored into the Variable Conversion Price until this Note is no longer outstanding (resulting in a discount rate of 65% assuming no other adjustments are triggered hereunder). If at any time while this Note is outstanding, the Borrower’s Common Stock are not deliverable via DWAC, an additional 10% discount shall be factored into the Variable Conversion Price until this Note is no longer outstanding.

(ix) If the Company fails to maintain its status as “DTC Eligible” for any reason, or, if the effective Conversion Price is less than $0.01 at any time, the Principal Amount of the Note shall increase by ten thousand dollars ($10,000).  In addition, the Conversion price shall be permanently redefined to equal the lesser of (a) $0.001 or (b) 50% of the lowest traded price during the twenty five (25) consecutive Trading Days immediately preceding the applicable Conversion Date on which the Holder elects to convert all or part of this Note, subject to adjustment as provided in this Note.

(x) In the event that shares of the Borrower’s Common Stock are not deliverable via DWAC following the conversion of any amount hereunder, an additional ten percent (10%) discount shall be factored into the Variable Conversion Price until this Note is no longer outstanding (resulting in a discount rate of 55% assuming no other adjustments are triggered hereunder). Additionally, if the Borrower fails to comply with the reporting requirements of the Exchange Act (including but not limited to becoming late or delinquent in its filings, even if the Borrower subsequently cures such delinquency) at any time while after the Issue Date, and/or the Borrower shall cease to be subject to the reporting requirements of the exchange Act, an additional fifteen percent (15%) discount shall be factored into the Variable Conversion Price until this Note is no longer outstanding (resulting in a discount rate of 60% assuming no other adjustments are triggered hereunder).

(xi) If the Borrower’s Common stock is chilled for deposit at DTC, becomes chilled at any point while this Note remains outstanding or deposit or other additional fees are payable due to a Yield Sign, Stop Sign or other trading restrictions, or if the closing price at any time falls below $0.01 (as appropriately and equitably adjusted for stock splits, stock dividends, stock contributions and similar events), then an additional 15% discount will be attributed to the Conversion Price for any and all Conversions submitted thereafter.